Measurement of financial assets and liabilities - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Measurement of financial assets and liabilities [Abstract]
Amount of exchange gains (losses) recognised	$ (22)	$ (28)